PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 1,443	$ 1,382
Operating lease commitments	167
Less than 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease commitments	60
Payable within two to five years
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease commitments	105
Over 5 years
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease commitments	2
MIning property costs subject to depreciation | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated expense decrease	85	91
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 82	$ 118